Loans and Allowance for Credit Losses (Total Outstanding Loans and Past Due Analysis) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2023	Mar. 31, 2023
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 124,839,339	¥ 120,356,472
Loans Held for Sale	1,054,999	967,082
Past Due 90 Days and Accruing	20,089	18,152
Unearned income, unamortized premiums—net and deferred loan fees—net	(436,827)	(401,012)
Total	124,402,512	119,955,460
1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	300,174	265,966
Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	287,194	240,633
Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	587,368	506,599
Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	123,196,972	118,882,791
Residential
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,597,905	12,874,855
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	4,396	3,342
Residential | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	34,298	32,514
Residential | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,879	11,496
Residential | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	47,177	44,010
Residential | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	12,550,728	12,830,845
Card
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	478,382	472,842
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Card | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	15,815	14,992
Card | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	27,762	26,587
Card | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	43,577	41,579
Card | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	434,805	431,263
Krungsri
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,747,708	7,782,635
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Krungsri | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	224,565	188,802
Krungsri | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	167,420	136,627
Krungsri | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	391,985	325,429
Krungsri | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	8,355,723	7,457,206
Other
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,708,406	1,410,410
Loans Held for Sale	0	0
Past Due 90 Days and Accruing	0	0
Other | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	18,416	14,241
Other | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	29,673	20,235
Other | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	48,089	34,476
Other | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,660,317	1,375,934
Domestic | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	55,325,992	55,626,058
Loans Held for Sale	57,876	87,659
Past Due 90 Days and Accruing	2,510	2,652
Domestic | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	5,741	6,599
Domestic | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	11,431	12,485
Domestic | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	17,172	19,084
Domestic | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	55,250,944	55,519,315
Foreign | Commercial
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	45,980,946	42,189,672
Loans Held for Sale	997,123	879,423
Past Due 90 Days and Accruing	13,183	12,158
Foreign | Commercial | 1-3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	1,339	8,818
Foreign | Commercial | Greater Than 3 months
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	38,029	33,203
Foreign | Commercial | Total Past Due
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	39,368	42,021
Foreign | Commercial | Current
Loans and Leases Receivable Disclosure [Line Items]
Total Loans	¥ 44,944,455	¥ 41,268,228